INVENTORY (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Raw materials	$ 68	$ 55
Finished goods	74	61
Operating and maintenance supplies	82	69
Inventory	224	185
Inventory provision	14	10
Change in inventory provision	$ 4	$ 0